Property and equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Office equipment	1,005,558	1,005,558	141,095
Mechanical equipment	1,059,178	1,059,178	148,619
Electronic and other equipment	3,167,783	3,179,710	446,163
Vehicles	43,982	43,982	6,171
Subtotal	5,276,501	5,288,428	742,048
Less: accumulated depreciation	(3,678,367)	(4,112,989)	(577,116)
Total	1,598,134	1,175,439	164,932

Depreciation expense for the six months ended June 30, 2023 and 2024 amounted to RMB 336,741 and RMB 434,622 (USD 61,170), respectively.